Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2016
Commitments and Contingencies [Abstract]
Schedule of future minimum lease payments
Period	Amount

Three Months Ending December 31, 2016	$35,000
2017	139,000
2018	139,000
2019	23,000

$336,000